Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2050 Fund
December 31, 2024
Z50-NPRT3-0325
1.9884249.107
Bond Funds - 7.6%
	Shares	Value ($)
Fidelity Series Corporate Bond Fund (a)	1,037	9,534
Fidelity Series Government Bond Index Fund (a)	1,682	15,158
Fidelity Series International Credit Fund (a)	7	54
Fidelity Series International Developed Markets Bond Index Fund (a)	61,852	536,873
Fidelity Series Investment Grade Bond Fund (a)	1,471	14,535
Fidelity Series Investment Grade Securitized Fund (a)	1,047	9,193
Fidelity Series Long-Term Treasury Bond Index Fund (a)	662,083	3,515,663
TOTAL BOND FUNDS (Cost $4,499,240)		4,101,010

Domestic Equity Funds - 51.7%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	319,979	6,348,386
Fidelity Series Large Cap Growth Index Fund (a)	161,800	4,109,709
Fidelity Series Large Cap Stock Fund (a)	163,299	3,747,720
Fidelity Series Large Cap Value Index Fund (a)	479,764	7,824,948
Fidelity Series Small Cap Core Fund (a)	168,173	2,053,388
Fidelity Series Small Cap Opportunities Fund (a)	60,095	879,185
Fidelity Series Value Discovery Fund (a)	177,856	2,756,776
TOTAL DOMESTIC EQUITY FUNDS (Cost $21,130,074)		27,720,112

International Equity Funds - 40.7%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	102,376	1,605,256
Fidelity Series Emerging Markets Fund (a)	163,451	1,418,755
Fidelity Series Emerging Markets Opportunities Fund (a)	310,439	5,687,245
Fidelity Series International Growth Fund (a)	208,456	3,633,394
Fidelity Series International Index Fund (a)	117,565	1,393,148
Fidelity Series International Small Cap Fund (a)	48,513	785,913
Fidelity Series International Value Fund (a)	306,760	3,656,575
Fidelity Series Overseas Fund (a)	270,617	3,637,094
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $19,587,433)		21,817,380

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $45,216,747)	53,638,502
NET OTHER ASSETS (LIABILITIES) - 0.0%	455
NET ASSETS - 100.0%	53,638,957

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	24,096	383,378	410,779	2,371	3,405	(100)	-	-
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	270,778	53,028	327,721	5,371	(7,721)	11,636	-	-
Fidelity Series Blue Chip Growth Fund	5,734,995	1,799,977	1,799,072	572,681	177,590	434,896	6,348,386	319,979
Fidelity Series Canada Fund	1,345,632	405,195	176,469	46,957	768	30,130	1,605,256	102,376
Fidelity Series Commodity Strategy Fund	341,801	138,073	461,644	11,672	(122,379)	104,149	-	-
Fidelity Series Corporate Bond Fund	17,727	32,891	40,855	176	1,252	(1,481)	9,534	1,037
Fidelity Series Emerging Markets Debt Fund	66,204	14,993	83,096	2,472	3,964	(2,065)	-	-
Fidelity Series Emerging Markets Debt Local Currency Fund	20,845	2,473	23,676	-	1,322	(964)	-	-
Fidelity Series Emerging Markets Fund	1,219,590	421,404	198,459	38,864	(3,333)	(20,447)	1,418,755	163,451
Fidelity Series Emerging Markets Opportunities Fund	4,894,713	1,641,591	955,114	115,375	(7,151)	113,206	5,687,245	310,439
Fidelity Series Floating Rate High Income Fund	48,575	12,564	61,199	3,129	851	(791)	-	-
Fidelity Series Government Bond Index Fund	25,921	57,958	68,245	195	716	(1,192)	15,158	1,682
Fidelity Series Government Money Market Fund	36,183	18,364	54,547	232	-	-	-	-
Fidelity Series International Credit Fund	51	3	-	3	-	-	54	7
Fidelity Series International Developed Markets Bond Index Fund	-	584,816	34,786	8,975	(97)	(13,060)	536,873	61,852
Fidelity Series International Growth Fund	3,376,502	991,240	504,065	147,297	5,187	(235,470)	3,633,394	208,456
Fidelity Series International Index Fund	1,278,335	354,714	169,199	40,269	(1,544)	(69,158)	1,393,148	117,565
Fidelity Series International Small Cap Fund	720,222	250,506	127,495	73,066	726	(58,046)	785,913	48,513
Fidelity Series International Value Fund	3,392,568	957,730	490,540	161,571	2,815	(205,998)	3,656,575	306,760
Fidelity Series Investment Grade Bond Fund	26,088	55,353	66,438	250	1,215	(1,683)	14,535	1,471
Fidelity Series Investment Grade Securitized Fund	17,207	31,987	39,680	176	914	(1,235)	9,193	1,047
Fidelity Series Large Cap Growth Index Fund	3,633,511	857,568	1,080,689	23,223	67,902	631,417	4,109,709	161,800
Fidelity Series Large Cap Stock Fund	3,848,940	893,695	1,205,865	283,409	136,176	74,774	3,747,720	163,299
Fidelity Series Large Cap Value Index Fund	6,880,762	2,255,150	1,487,144	224,062	57,787	118,393	7,824,948	479,764
Fidelity Series Long-Term Treasury Bond Index Fund	3,200,352	1,969,696	1,442,136	77,206	(166,246)	(46,003)	3,515,663	662,083
Fidelity Series Overseas Fund	3,384,385	862,024	441,538	79,401	(1,245)	(166,532)	3,637,094	270,617
Fidelity Series Real Estate Income Fund	47,009	8,977	58,253	1,561	(879)	3,146	-	-
Fidelity Series Small Cap Core Fund	71,051	2,194,941	273,142	20,836	8,606	51,932	2,053,388	168,173
Fidelity Series Small Cap Opportunities Fund	1,701,453	290,787	1,064,850	90,745	169,159	(217,364)	879,185	60,095
Fidelity Series Treasury Bill Index Fund	84,447	37,554	122,001	541	-	-	-	-
Fidelity Series Value Discovery Fund	2,540,879	880,964	624,381	105,740	20,668	(61,354)	2,756,776	177,856
	48,250,822	18,459,594	13,893,078	2,137,826	350,428	470,736	53,638,502	3,788,322

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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